Segments and Geographical Information - Schedule of Revenues, Gross Profit and for the Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues, Gross Profit and for the Operating Segments [Line Items]
Revenues from external customers		$ 50,569	$ 39,949	$ 44,179
Cost of revenues, net of allowance		39,362	30,019	34,800
Allowance for slow inventory		(868)	636	170
Gross profit		12,075	9,294	9,209
Allocated operating expenses		8,178	7,058	6,083
Segment profit (loss)		3,897	2,236	3,126
Unallocated operating expenses	[1]	989	797	676
Financial income , net		590	139	441
Income before taxes on income		3,498	1,300	2,009
Tax on income		(113)	(1,000)	4
Net Income		3,611	2,300	2,005
RFID Division [Member]
Schedule of Revenues, Gross Profit and for the Operating Segments [Line Items]
Revenues from external customers		13,587	12,877	13,713
Cost of revenues, net of allowance		10,687	9,344	10,534
Allowance for slow inventory
Gross profit		2,900	3,533	3,179
Allocated operating expenses		3,565	3,257	2,150
Segment profit (loss)		(665)	276	1,029
Intelligent Robotics [Member]
Schedule of Revenues, Gross Profit and for the Operating Segments [Line Items]
Revenues from external customers		1,847	1,410	1,742
Cost of revenues, net of allowance		1,417	1,079	1,557
Allowance for slow inventory
Gross profit		430	331	185
Allocated operating expenses		276	274	258
Segment profit (loss)		154	57	(73)
Supply Chain Solutions [Member]
Schedule of Revenues, Gross Profit and for the Operating Segments [Line Items]
Revenues from external customers		35,545	25,829	28,845
Cost of revenues, net of allowance		27,668	19,763	22,830
Allowance for slow inventory		(868)	636	170
Gross profit		8,745	5,430	5,845
Allocated operating expenses		4,337	3,527	3,675
Segment profit (loss)		4,408	1,903	2,170
Intercompany [Member]
Schedule of Revenues, Gross Profit and for the Operating Segments [Line Items]
Revenues from external customers		(410)	(167)	(121)
Cost of revenues, net of allowance		(410)	(167)	(121)
Allowance for slow inventory
Gross profit
Allocated operating expenses
Segment profit (loss)
Unallocated operating expenses	[1]

[1]	Unallocated operating expenses consist primarily of legal fees, office expenses, and public company expenses